FAIR VALUE MEASUREMENT - Estimate Fair Value of Financial Instruments Not Carried at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Loans	$ 3,486	$ 5,005
Liabilities
Deposits	929,406	907,887
Allowance for loan losses	12,060	12,626	$ 15,994	$ 19,648
Lease finance receivables	1,900	2,400
Corporate
Assets
Loans	3,457	4,971
Carrying value
Assets
Investments	52,100	41,700
Federal funds sold and securities borrowed or purchased under agreements to resell	103,600	81,700
Loans	607,000	597,500
Other financial assets	215,200	186,500
Liabilities
Deposits	928,200	906,300
Federal funds purchased and securities loaned or sold under agreements to repurchase	108,200	109,700
Long-term debt	179,900	176,000
Other financial liabilities	115,300	97,600
Fair value
Assets
Investments	52,000	42,000
Federal funds sold and securities borrowed or purchased under agreements to resell	103,600	81,700
Loans	604,500	599,400
Other financial assets	215,900	187,200
Liabilities
Deposits	927,600	896,700
Federal funds purchased and securities loaned or sold under agreements to repurchase	108,200	109,700
Long-term debt	185,500	180,800
Other financial liabilities	115,300	97,600
Fair value | Level 1
Assets
Investments	800	3,500
Federal funds sold and securities borrowed or purchased under agreements to resell	0	0
Loans	0	0
Other financial assets	8,200	6,900
Liabilities
Deposits	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Fair value | Level 2
Assets
Investments	48,600	36,400
Federal funds sold and securities borrowed or purchased under agreements to resell	98,500	77,400
Loans	7,000	6,000
Other financial assets	153,600	126,200
Liabilities
Deposits	789,700	749,400
Federal funds purchased and securities loaned or sold under agreements to repurchase	107,800	109,400
Long-term debt	156,500	153,800
Other financial liabilities	16,200	18,000
Fair value | Level 3
Assets
Investments	2,600	2,100
Federal funds sold and securities borrowed or purchased under agreements to resell	5,100	4,300
Loans	597,500	593,400
Other financial assets	54,100	54,100
Liabilities
Deposits	137,900	147,300
Federal funds purchased and securities loaned or sold under agreements to repurchase	400	300
Long-term debt	29,000	27,000
Other financial liabilities	99,100	79,600
Fair value | Level 3 | Corporate
Fair value measurements additional disclosures
Unfunded lending commitments	$ 5,200	$ 7,000